Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

January 26, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The Chartwell Funds

Registration Statement on Form N-14

Dear Sir or Madam:

In connection with the registration by The Chartwell Funds (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register shares of the Chartwell Small Cap Value Fund (the “Small Cap Fund”), a series of the Registrant, that will be issued to shareholders of the Berwyn Fund, another series of the Registrant, in connection with a transfer of substantially all of the assets of the Berwyn Fund to the Small Cap Fund, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Berwyn Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on February 25, 2018. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8089, or in my absence, please contact Alan R. Gedrich at (215) 564-8050.

Very truly yours,

/s/ Cory O. Hippler
Cory O. Hippler, Esq.